LEASES	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

NOTE 12 — LEASES

(a) Lessee

The VIEs, Junzhang Shanghai, Junzhang Beijing and their subsidiaries, entered into various operating lease agreements with different landlords to lease office space and warehouse space in major cities in the PRC. The Management believes that all the leases are operating leases.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	September 30,	March 31,
	2025	2025
Operating lease right-of-use lease assets	$377,626	$434,188

Operating lease liabilities – current	$292,072	$275,213
Operating lease liabilities – non-current	202,158	258,974
Total operating lease liabilities	$494,230	$534,187

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2025 and March 31, 2025:

	September 30,	March 31,
	2025	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.27	2.74
Weighted average discount rate	3.69%	3.64%

During the six months ended September 30, 2025 and 2024, the Company incurred total operating lease expenses of $135,834 and $101,021, respectively.

As of September 30, 2025, future minimum lease payments under non-cancelable operating lease agreement are as follows:

Remaining of 2026	$222,753
2027	156,196
2028	83,930
2029	12,598
2030	11,123
Thereafter	27,808
Total lease payments	514,408
Less: imputed interest	(20,178)
Total	$494,230

(b) Lessor

The components of lease income are as follows:

		For the Six Months Ended
		September 30,
	Location in disaggregation of revenue	2025	2024
Revenue from sales type leases	Sales of equipment	$21,915	$8,880
Financing income on lease receivables	Financing	2,775	3,937
Lease income - operating leases	Leasing of equipment	393,399	508,013
Variable lease income	Leasing of equipment	143,002	124,543
Revenue from maintenance services	Maintenance services	27,216	47,542
Total lease income		$588,307	$692,915

Profit at lease commencement on sales type leases was estimated to be approximately $3,000 and $5,000 for the six months ended September 30, 2025 and 2024, respectively.